Segment Disclosures (Schedule of Geographic Information) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 1,061,711	$ 696,249	$ 3,301,944	$ 2,706,577
Unites States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue			2,810,973	2,652,265
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue			418,876	54,312
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue			72,095
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	889,785	623,485
Europe, Middle East, Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 171,926	$ 72,764